Other operating expenses	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Operating Expense [Abstract]
Other operating expenses
13 Other operating expenses

	2023		2022

	Insurance related	Non-Insurance related	Insurance related	Non-Insurance related

Policyholder claims and benefits	6,965	-	7,736	-

Onerous contract losses (and reversals)	1,081	-	1,250	-

Commissions	1,403	1,069	1,214	1,011

Handling and clearing fees	-	32	1	31

Right of use assets - interest expense	-	7	-	7

Employee expenses	604	1,107	637	1,059

Administration expenses	551	780	594	669

Deferred transaction expenses	-	(29)	-	(28)

Amortization of deferred expenses	-	21	-	28

Amortization of other intangibles	-	13	-	9

Total	10,604	3,000	11,433	2,786

Amounts attributed to insurance acquisition cash flows (see cash flow in note 29)	(956)	-	(903)	-

Amortization of insurance acquisition cash flows (see note 6/7)	558	-	545	-

Amortization of insurance acquisition cash flows PAA	19	-	22	-

Total other operating expenses	10,226	3,000	11,097	2,786

Employee expenses	2023	2022

Salaries	1,131	1,138

Post-employment benefit costs	125	117

Social security charges	107	101

Other personnel costs	294	292

Shares	54	48

Total	1,711	1,696

Included in employee expenses:

Defined contribution expenses	57	48
Other operating expenses that arise directly from or can be allocated to the fulfillment of insurance contracts or investment contracts with discretionary participating features, are considered insurance service expenses and recognized in the income statement as the services under the contract are provided (see Notes 6 and 7). Other operating expenses that do not meet the definition of fulfillment cash flows, including unexpected amounts of waste labor and other resources (e.g.
start-up
costs of new businesses) are expensed when incurred.
Long term incentive plans
Selected senior employees within Aegon, who have not been classified as Material Risk Takers, can be made eligible for variable compensation, which is partially paid in cash and partially in Aegon shares. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year. The actual allocation of variable compensation in cash and shares depends on Aegon’s performance, the employee’s unit performance and individual performance against predefined financial and
non-financial
performance indicators and targets, as well as the continued employment of the employee. Once variable compensation is allocated, the cash part is paid directly and the payment of the shares is deferred for two years. These shares shall vest and be released following the adoption of the Company’s Annual Accounts by the Board of Directors following the last deferral year. Employees are not eligible to receive dividend during the deferral period. In exceptional circumstances variable compensation can be adjusted downwards before allocation or pay-out
(malus) or after
pay-out
(claw back), after considering the outcomes of an
ex-ante
or
ex-post
risk assessment.
Variable Compensation Material Risk Takers
The Executive Director, members of the Executive Committee and certain other senior employees are classified as Material Risk Takers in accordance with BMA Insurance Code of Conduct, and through 2023 the Solvency II Legal Framework. In line with these rules, variable compensation for Material Risk Takers is partially paid in cash and partly in Aegon shares. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year. The actual allocation of variable compensation in cash and shares depends on Aegon’s performance, the employee’s unit performance and individual performance against predefined financial and non-financial
performance indicators and targets, as well as the continued employment of the employee. Once variable compensation is allocated, the cash part is paid directly and the payment of the shares is deferred for three years. These shares shall vest and be released following the adoption of the Company’s Annual Accounts by the Board of Directors following the last deferral year. Employees are not eligible to receive dividend during the deferral period. For the Executive Director, the paid-out
shares are subject to an additional holding period of two years. During this holding period, the Executive Director is not allowed to sell these shares. In exceptional circumstances variable compensation can be adjusted downwards before allocation or pay-out
(malus) or after
pay-out
(claw back), after considering the outcomes of an
ex-ante
or
ex-post
risk assessment.
Shares as Fixed Compensation
Selected members of the Executive Committee as well as other senior employees receive part of their fixed compensation in Aegon shares each pay round, next to receiving fixed compensation in cash. The grant price of these shares is equal to the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding the plan year and January 15 of the plan year. Once allocated these shares are unconditional and do not depend on the continued employment of the employee. These shares vest following approval of the Company’s Annual Accounts by the Board of Directors, or the payout is deferred until the Company’s Annual Accounts have been approved by the Board three years after the plan year. In the former case, these paid-out
shares are subject to an additional holding period of three years, while in the latter case there is no holding period after pay-out.
During the holding period (if applicable), the employee is not allowed to sell these shares. During the deferral period (if applicable), the employee is not eligible to receive dividend.
Shares as part of a
Sign-on
Arrangement
Employees may be offered a
sign-on
arrangement when joining Aegon, with payments in cash and Aegon shares, within the applicable rules and regulations. Once allocated, the sign-on
shares depend on the continued employment of the employee. These shares are deferred and typically cliff-vest after one, two and three years after allocation. These shares are only paid out after approval of the Company’s Annual Accounts following the last deferral year. Employees are not eligible to receive dividend during the deferral period.
The following overview contains the cumulative number of shares and their status in relation to active long term incentive plans, variable compensation allocated to Material Risk Takers, shares allocated as fixed compensation and shares allocated as part of a sign-on
arrangement.

Number of shares per plan year	2019	2020	2021	2022	2023	Total

Conditionally granted 1)	7,378,113	8,381,086	9,449,451	7,495,307	7,932,942	40,636,899

Allocated 2)	6,761,360	6,522,324	13,297,242	10,953,082	1,511,212	39,045,220

1	The at target number of shares which were conditionally granted for the plan year.
2	The allocated number of shares based on the actual performance during the plan year.

Number of shares per plan year

	2019	2020	2021	2022	2023	Total

Unvested on January 1, 2022	6,796,979	6,997,435	11,825,532	-	-	25,619,946

Conditionally granted as variable compensation 1)	-	-	-	7,495,307	-	7,495,307

Allocated 2)	3,445	1,832	3,847,791	2,136,074	-	5,989,142

Forfeited	(103,121)	(262,567)	(1,050,197)	-	-	(1,415,885)

Vested	(2,899,400)	(327,134)	(835,534)	(183,739)	-	(4,245,807)

Unvested on December 31, 2022	3,797,903	6,409,566	13,787,592	9,447,642	-	33,442,703

Conditionally granted as variable compensation 1)	-	-	-	-	7,932,942	7,932,942

Allocated 2)	95,653	130,020	(16,864)	1,321,701	1,511,212	3,041,722

Forfeited	(142,634)	(232,905)	(437,677)	(182,796)	(49,968)	(1,045,980)

Vested	(3,750,922)	(2,645,290)	(747,687)	(663,161)	(31,033)	(7,838,093)

Unvested on December 31, 2023	-	3,661,391	12,585,364	9,923,386	9,363,153	35,533,294

Grant price (in EUR) 3)	4.162	4.083	3.293	4.491	4.833

Fair value of shares at grant date (in EUR) 4)	2.741 to 3.737	1.794 to 3.737	1.625 to 3.978	3.341 to 5.061	3.555 to 4.524

1	The at target number of shares which were conditionally granted as variable compensation for the plan year.

2
Shares that are already allocated during a plan year, are a combination of shares as part of fixed compensation or a sign-on
arrangement (e.g. the 2,136,074 shares allocated during the calendar year 2022 in relation to the 2022 plan year). Shares that are allocated in the calendar year after a plan year, concerns the difference between the conditionally granted shares for that plan year and the actual number of shares which have been allocated as variable compensation (e.g. the 3,847,791 share correction during 2022 for the 2021 plan year). This number can therefore be positive or negative. Shares allocated during a calendar year in relation to earlier plan years are backdated corrections to the administration (e.g. during 2022 a correction of 3,455 shares was made in relation to the 2019 plan year).

3
This is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15. For instance for the 2023 plan year, this is the VWAP for the period December 15, 2022 to January 15, 2023.

4
These fair values are adjusted for expected dividend (for which the participants are not eligible during the deferral period) and for the impact of relative total shareholder return as performance indicator for variable compensation (where applicable).

Aegon applies a net settlement option for participants in order to meet their income tax obligations when their shares are paid out. This means that Aegon will not sell shares on the market but hold these shares within Aegon and settle directly with the tax authorities in cash.
See the Remuneration Report for detailed information on conditional shares granted to the Executive Director.